Interest rate benchmark reform (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of detailed information about financial instruments [line items]
Financial assets	$ 2,948,360	$ 2,856,717
Financial liabilities	2,711,852	2,642,569
USD Libor | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	12,013	2,348,412
USD Libor | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,644	54,348
USD Libor | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	905	25,564
GBP Libor3 | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	68
GBP Libor3 | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	45	304
GBP Libor3 | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	2,054	1,804
JPY Libor | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	0	0
JPY Libor | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	0	0
JPY Libor | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	558	1,179
CDOR | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	134,636	119,832
CDOR | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	2,132	1,695
CDOR | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	181	176
TIIE | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	32,836	17,698
TIIE | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	3,961	3,635
TIIE | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	1,323	0
Others | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Notional amount	11,821	56,759
Others | Non-derivative Financial Assets | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial assets	1,941	4,144
Others | Non-derivative Financial Liabilities | Amendments to financial instruments, IBOR reform
Disclosure of detailed information about financial instruments [line items]
Financial liabilities	$ 9	$ 0